Related parties balances and transactions	12 Months Ended
Jan. 03, 2021
Disclosure of related party [text block] [Abstract]
Related parties balances and transactions
24.	Related party balances and transactions

Balances and transactions between Betterware and BLSM, which are related parties, have been eliminated on combination and are not disclosed in this note. Details of transactions between the Group and other related parties are disclosed below.

Key management personnel compensation comprised short-term employee benefits of Ps. 37,713, Ps. 34,540 and Ps. 34,500 for the 2020, 2019 and 2018 periods, respectively. Compensation of the Group’s key management personnel includes salaries and non-cash benefits. No long-term employee benefits were paid to key management personnel during 2020, 2019 and 2018.

Transactions

The following balances were outstanding as of January 3, 2021 and December 31, 2019:

	2020		2019
Trade accounts receivable from related parties
Fundación Betterware., A.C.	Ps.	-	610

	Ps.	-	610